CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 27,787	$ 21,764
Accounts receivable	3,428	7,299
Inventories	50,653	44,381
Prepaids and other	5,014	3,926
Total Current Assets	86,882	77,370
RESTRICTED CASH	6,505	6,463
MINING INTERESTS	254,058	215,017
DEFERRED TAX ASSETS	12,944	0
Total Assets	360,389	298,850
CURRENT LIABILITIES
Accounts payable and accrued liabilities	94,623	92,900
Derivative liabilities	0	2,729
Current portion of rehabilitation provisions	6,566	5,515
Current portion of deferred revenue	17,894	19,234
Current portion of long term debt	15,864	15,378
Current portion of other liability	13,498	2,073
Total Current Liabilities	148,445	137,829
REHABILITATION PROVISIONS	64,146	71,867
DEFERRED REVENUE	92,062	94,878
LONG TERM DEBT	79,741	89,445
LONG TERM DERIVATIVE LIABILITY	10,963	15,127
LONG TERM OTHER LIABILITY	6,786	10,465
Total Liabilities	402,143	419,611
SHAREHOLDERS' EQUITY
CONTRIBUTED SURPLUS	35,284	33,861
DEFICIT	(794,180)	(832,951)
Shareholders' equity/(deficit) attributable to Golden Star shareholders	24,271	(52,548)
NON-CONTROLLING INTEREST	(66,025)	(68,213)
Total Deficit	(41,754)	(120,761)
Total Liabilities and Shareholders' Equity	360,389	298,850
First preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding
SHAREHOLDERS' EQUITY
SHARE CAPITAL	0	0
Common shares, without par value, unlimited shares authorized
SHAREHOLDERS' EQUITY
SHARE CAPITAL	$ 783,167	$ 746,542